ACQUISITIONS	12 Months Ended
Dec. 31, 2021
ACQUISITIONS
13. ACQUISITIONS
Makdad Industrial Supply Co., Inc.
On August 20, 2021, one of our wholly owned subsidiaries acquired Makdad Industrial Supply Co., Inc. (“MIS”), a distributor of air conditioning and heating products operating from six locations in Pennsylvania. Consideration for the purchase price consisted of $3,117 in cash and the issuance of 3,627 shares of Common stock having a fair value of $997, net of cash acquired of $204. The purchase price resulted in the recognition of $981 in goodwill. The tax basis of such goodwill is deductible for income tax purposes over 15 years.
Acme Refrigeration of Baton Rouge LLC
On May 7, 2021, we acquired certain assets and assumed certain liabilities of Acme Refrigeration of Baton Rouge LLC (“ACME”), a distributor of air conditioning, heating, and refrigeration products, operating from 18 locations in Louisiana and Mississippi, for $22,855
less certain average revolving indebtedness. We formed a new, wholly owned subsidiary, Acme Refrigeration LLC, that operates this business. Consideration for the net purchase price consisted of
$18,051 in cash, 8,492 shares of Common stock having a fair value of $2,551, and $3,141 for repayment of indebtedness, net of cash acquired of $1,340. The purchase price resulted in the recognition of $3,710 in goodwill and intangibles. The fair value of the identified intangible assets was $2,124 and consisted of $1,508 in trade names and distribution rights, and $616 in customer relationships to be amortized over an
18-year
period. The tax basis of such goodwill is deductible for income tax purposes over 15 years.
Temperature Equipment Corporation
On April 9, 2021, we acquired certain assets and assumed certain liabilities comprising the HVAC distribution business of Temperature Equipment Corporation, an HVAC distributor operating from 32 locations in Illinois, Indiana, Kansas, Michigan, Minnesota, Missouri and Wisconsin. We formed a new, stand-alone joint venture with Carrier, TEC Distribution
LLC (“TEC”), that operates this business. We have an 80% controlling interest in TEC, and Carrier has a 20%
non-controlling
interest. Consideration for the purchase was paid in cash, consisting of $105,200 paid to Temperature Equipment Corporation (Carrier contributed $21,040 and we contributed $84,160) and $1,497 for repayment of indebtedness.
The purchase price resulted in the recognition of $38,624 in goodwill and intangibles. The fair value of the identified intangible assets was $19,900 and consisted of $15,700 in trade names and distribution rights, and $4,200 in customer relationships to be amortized over an
18-year
period. The tax basis of such goodwill is deductible for income tax purposes over 15 years.
The table below presents the allocation of the total consideration to tangible and intangible assets acquired and liabilities assumed from the acquisition of our 80% controlling interest in TEC based on their respective fair values as of April 9, 2021:

Accounts receivable	$33,315
Inventories	71,325
Other current assets	962
Property and equipment	2,590
Operating lease ROU assets	53,829
Goodwill	18,724
Intangibles	19,900
Accounts payable	(25,393)
Accrued expenses and other current liabilities	(20,509)
Operating lease liabilities, net of current portion	(48,046)

Total	$106,697

N&S Supply of Fishkill, Inc.
On November 26, 2019, one of our wholly owned subsidiaries acquired certain assets and assumed certain liabilities of N&S Supply of Fishkill, Inc. (“N&S”), a distributor of air conditioning, heating and plumbing products operating from seven locations in New York and Connecticut. The purchase price was composed of cash consideration of $12,000, the issuance of 22,435 shares of Common stock having a fair value of $3,871, net of a discount for lack of marketability, and the repayment of certain indebtedness. The purchase price resulted in the recognition of $4,672 in goodwill and intangibles. The fair value of the identified intangible assets was $1,540 and consisted of $770 trade names and distribution rights, and $770 in customer relationships to be amortized over an
18-year
period. The tax basis of such goodwill is deductible for income tax purposes over 15 years.
Peirce-Phelps, Inc.
On August 1, 2019, Carrier Enterprise I acquired substantially all the HVAC assets and assumed certain of the liabilities of Peirce-Phelps, Inc. (“PPI”), an HVAC distributor operating from 19 locations in Pennsylvania, New Jersey, and Delaware, for $85,000 less certain average revolving indebtedness. Consideration for the net purchase price consisted of $10,000 in cash, 372,543 shares of Common stock having a fair value of $58,344, net of a discount for lack of marketability, and the repayment of certain average revolving indebtedness. Carrier contributed cash of $17,000 to Carrier Enterprise I in connection with the acquisition of PPI.
The purchase price resulted in the recognition of $28,884 in goodwill and intangibles. The fair value of the identified intangible assets was $19,000 and consisted of $13,500 in trade names and distribution rights, and $5,500 in customer relationships to be amortized over an
18-year
period. The tax basis of such goodwill is deductible for income tax purposes over 15 years.

The table below presents the allocation of the total consideration to tangible and intangible assets acquired and liabilities assumed from the acquisition of PPI based on the respective fair values as of August 1, 2019:

Cash and cash equivalents	$4,299
Accounts receivable	30,719
Inventories	45,491
Other current assets	135
Property and equipment	2,544
Operating lease ROU assets	19,072
Goodwill	9,884
Intangibles	19,000
Other assets	299
Accounts payable	(11,079)
Accrued expenses and other current liabilities	(13,038)
Operating lease liabilities, net of current portion	(14,100)

Total	$93,226

Dunphey & Associates Supply Co., Inc.
On April 2, 2019, one of our wholly owned subsidiaries acquired certain assets and assumed certain liabilities of Dunphey & Associates Supply Co., Inc. (“DASCO”), a distributor of air conditioning and heating products operating from seven locations in New Jersey, New York and Connecticut, for cash consideration of $16,758 and the issuance of 50,952 shares of Common stock having a fair value of $6,891, net of a discount for lack of marketability. The purchase price resulted in the recognition of $8,974 in goodwill and intangibles. The fair value of the identified intangible assets was $5,300 and consisted of $2,500 trade names and trademarks, and $2,800 in customer relationships to be amortized over a
15-year
period. The tax basis of such goodwill is deductible for income tax purposes over 15 years.
The results of operations of these acquisitions have been included in the consolidated financial statements from their respective dates of acquisition. The pro forma effect of the acquisitions was not deemed significant to the consolidated financial statements.